Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug 22, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 28, 2013
Nuance Concentrated Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Risk/Return:
Trading Symbol	NCAVX

Nuance Concentrated Value Fund
Nuance Concentrated Value Fund
Investment Objective
The Nuance Concentrated Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 18.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuance Concentrated Value Fund	Investor Class		Institutional Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	[1]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuance Concentrated Value Fund		Investor Class	Institutional Class Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.05%	0.05%
Other Expenses		0.42%	0.50%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.58%	1.41%
Expense (Reimbursement)/Recoupment	[2]	(0.17%)	(0.25%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[2]	1.41%	1.16%
[1]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Nuance Investments, LLC (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.40% of the average daily net assets of the Investor Class and 1.15% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limit. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Nuance Concentrated Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	710	1,029	1,371	2,332
Institutional Class Shares	118	422	747	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of companies organized in the United States that the Adviser believes are high quality, though temporarily out of favor.  The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy.  Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 25% of its assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of  June 30, 2013, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, UK, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to its internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

The Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Adviser Risk. The Adviser has limited experience managing a mutual fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for year ended December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares and do not reflect sales charges, which would lower returns.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s returns compared with broad-based market indices.  Fund returns shown in the performance table reflect the maximum sales charge of 5.75% for the Fund’s Investor Class shares.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at http://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Best Quarter	Worst Quarter
Q1 2012 10.01%	Q2 2012 (3.35)%

Year-to-Date as of June 30, 2013
12.80%

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Nuance Concentrated Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Return Before Taxes	16.91%		7.24%	[1]	May 31, 2011
Investor Class	Investor Class Return Before Taxes	9.91%	[1]	3.06%	[1]	May 31, 2011	[1]
After Taxes on Distributions Institutional Class Shares	Institutional Class Return After Taxes on Distributions	16.09%		6.70%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.62%		6.05%	[1]
S&P 500 Index	S&P 500 Index	16.00%		6.11%		May 31, 2011
Russell 3000 Value Total Return Index	Russell 3000 Value Total Return Index	17.55%		5.42%		May 31, 2011
[1]	The Fund offers two classes of shares. The Institutional Class commenced operations on May 31, 2011 and Investor Class commenced operations on July 31, 2012. Both the "One Year" and "Since Inception" performance shown for the Investor Class prior to its inception on July 31, 2012 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to Investor Class.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuance Concentrated Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nuance Concentrated Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 18.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of companies organized in the United States that the Adviser believes are high quality, though temporarily out of favor.  The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy.  Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 25% of its assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of  June 30, 2013, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, UK, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to its internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

The Fund may also hold short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Adviser Risk. The Adviser has limited experience managing a mutual fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for year ended December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares and do not reflect sales charges, which would lower returns.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s returns compared with broad-based market indices.  Fund returns shown in the performance table reflect the maximum sales charge of 5.75% for the Fund’s Investor Class shares.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at http://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund's total return for year ended December 31, 2012.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-682-6233
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.nuanceinvestments.com/concentrated-value-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures shown in the bar chart are for the Fund's Institutional Class shares and do not reflect sales charges, which would lower returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q1 2012 10.01%	Q2 2012 (3.35)%

Year-to-Date as of June 30, 2013
12.80%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.35%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Fund returns shown in the performance table reflect the maximum sales charge of 5.75% for the Fund's Investor Class shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Russell 3000 Value Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Total Return Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense (Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	1.41%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.91%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[4]
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense (Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	747
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Annual Return 2012	rr_AnnualReturn2012	16.91%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[4]
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.05%	[4]

[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Nuance Investments, LLC (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.40% of the average daily net assets of the Investor Class and 1.15% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limit. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus.
[4]	The Fund offers two classes of shares. The Institutional Class commenced operations on May 31, 2011 and Investor Class commenced operations on July 31, 2012. Both the "One Year" and "Since Inception" performance shown for the Investor Class prior to its inception on July 31, 2012 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to Investor Class.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2013